Exhibit 99.1

BAMLL Commercial Mortgage Securities Trust 2019-BPR
Commercial Mortgage Pass-Through Certificates, Series 2019-BPR

Report To:

Banc of America Merrill Lynch Large Loan, Inc.

Bank of America, N.A.

BofA Securities, Inc.

18 November 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Banc of America Merrill Lynch Large Loan, Inc. Bank of America, N.A. BofA Securities, Inc. One Bryant Park New York, New York 10036

Re:	BAMLL Commercial Mortgage Securities Trust 2019-BPR (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2019-BPR (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Banc of America Merrill Lynch Large Loan, Inc. (the “Depositor”) with respect to the Mortgage Loans (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

18 November 2019

Attachment A Page 1 of 4

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will consist of two uncrossed commercial mortgage loans:

a.	One fixed rate mortgage loan (the “Natick Mall Loan”), that is secured by the related borrowers’ fee interests in a retail mall located in Natick, Massachusetts (the “Natick Mall Property”) and
b.	One fixed rate mortgage loan (the “Merrick Park Loan,” together with the Natick Mall Loan, the “Mortgage Loans”), that is secured by the related borrower’s leasehold and sub-leasehold interests in a retail mall located in Coral Gables, Florida (the “Merrick Park Property,” together with the Natick Mall Property, each individually, a “Property” and collectively, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loans and Properties as of 1 December 2019 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above, and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loans and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Attachment A Page 2 of 4

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Original Loan Term (mos)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	The applicable Source Document(s) indicate that each Mortgage Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original Amortization Term (mos) and
ii.	Remaining Amortization Term (mos)

of each Mortgage Loan,

b.	Use the “Original Loan Term (mos),” as shown on the Final Data File, for the original interest-only period of each Mortgage Loan (the “Original IO Term (mos)”),
c.	Use the “Trust Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of each Mortgage Loan as of the Reference Date (the “Trust Cut-off Date Balance”) and
ii.	Principal balance of each Mortgage Loan as of the “Maturity Date” of each Mortgage Loan (the “Trust Maturity Balance”),

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Original Loan Term (mos),
b.	Original IO Term (mos) and
c.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Remaining Loan Term (mos) and
ii.	Remaining IO Term (mos)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 4

8.	Using the:
a.	Trust Original Balance,
b.	Interest Rate and
c.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Monthly IO Payment,
ii.	Annual IO Debt Service and
iii.	Annual Debt Service For Calcs

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly IO Payment” of each Mortgage Loan as 1/12th of the product of:

a.	The “Trust Original Balance,” as shown on the Final Data File,
b.	The “Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual IO Debt Service” and “Annual Debt Service For Calcs” of each Mortgage Loan as twelve (12) times the “Monthly IO Payment,” as shown on the Final Data File.

9.	Using the:

a.       Annual Debt Service For Calcs,

b.	Trust Cut-off Date Balance,
c.	Trust Maturity Balance,
d.	Underwritten NOI,
e.	Underwritten NCF,
f.	Appraisal Value and
g.	Total SF,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	UW NOI DSCR,
ii.	UW NCF DSCR,
iii.	UW NOI Debt Yield,
iv.	UW NCF Debt Yield,
v.	Cut-off Date LTV,
vi.	Maturity Date LTV,
vii.	Loan Per Unit and
viii.	Appraised Value Per Unit

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 4

9. (continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the recalculated characteristics listed in i. through ii. above to two decimal places and
b.	Round each of the recalculated characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

10.	Using the:
a.	Largest Tenant 1 Sq. Ft.,
b.	Largest Tenant 2 Sq. Ft.,
c.	Largest Tenant 3 Sq. Ft.,
d.	Largest Tenant 4 Sq. Ft.,
e.	Largest Tenant 5 Sq. Ft. and
f.	Total SF,

as shown on the Final Data File, we recalculated the:

i.	Largest Tenant 1 % of Total SF,
ii.	Largest Tenant 2 % of Total SF,
iii.	Largest Tenant 3 % of Total SF,
iv.	Largest Tenant 4 % of Total SF and
v.	Largest Tenant 5 % of Total SF

of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Administrative Fee Rate and
b.	Interest Rate,

as shown on the Final Data File, we recalculated the “Net Interest Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Document Date

Promissory Notes	1 November 2019

Loan Agreements	1 November 2019

Settlement Statements	1 November 2019

Deposit Account Control Agreements	1 November 2019

Cash Management Agreements	1 November 2019

Non-Consolidation Opinions	1 November 2019

Guaranty Agreements	1 November 2019

Property Source Documents

Source Document Title	Document Date

Appraisal Reports	Various

Engineering Reports	Various

Environmental Phase I Reports	Various

USPS Internet Site (www.usps.com)	Not Applicable

Underwriter’s Summary Reports	Not Dated

Underwritten Rent Rolls	30 September 2019

Pro-forma Title Policies	Not Dated

Lease Agreements	Various

Management Agreements	Various

Ground Lease Estoppels	Various

Ground Lease Sub-Sublease Documents	Various

Primary Condominium Document	30 October 2019

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Document Date

Secondary Condominium Document	30 October 2019

Insurance Review Documents	Various

Property and Tenant Sales Details	Various

Zoning Reports	Various

Reciprocal Easement and Restrictive Covenant Agreement	Various

Exhibit 2 to Attachment A Page 1 of 4

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Reports
City (see Note 1)	Appraisal Reports
State (see Note 1)	Appraisal Reports
Zip Code	USPS Internet Site (www.usps.com)
County	USPS Internet Site (www.usps.com)
Property Type (see Note 2)	Appraisal Reports
Property SubType	Appraisal Reports
Year Built	Appraisal Reports
Most Recent Renovation	Appraisal Reports
Total SF	Underwritten Rent Rolls
Occupancy Rate	Underwritten Rent Rolls
Occupancy As of Date	Underwritten Rent Rolls
Title Type	Pro-forma Title Policies

Third Party Information:

Characteristic	Source Document(s)

Appraisal Value	Appraisal Reports
Appraisal Date	Appraisal Reports
Environmental Phase I Report Date	Environmental Phase I Reports
Engineering Report Date	Engineering Reports

Major Tenant Information:

Characteristic	Source Document(s)

Largest Tenant 1	Underwritten Rent Rolls
Largest Tenant 1 Sq. Ft.	Underwritten Rent Rolls
Largest Tenant 1 Expiration	Underwritten Rent Rolls
Largest Tenant 2	Underwritten Rent Rolls
Largest Tenant 2 Sq. Ft.	Underwritten Rent Rolls
Largest Tenant 2 Expiration	Underwritten Rent Rolls
Largest Tenant 3	Underwritten Rent Rolls
Largest Tenant 3 Sq. Ft.	Underwritten Rent Rolls
Largest Tenant 3 Expiration	Underwritten Rent Rolls
Largest Tenant 4	Underwritten Rent Rolls
Largest Tenant 4 Sq. Ft.	Underwritten Rent Rolls
Largest Tenant 4 Expiration	Underwritten Rent Rolls
Largest Tenant 5	Underwritten Rent Rolls
Largest Tenant 5 Sq. Ft.	Underwritten Rent Rolls
Largest Tenant 5 Expiration	Underwritten Rent Rolls

Exhibit 2 to Attachment A Page 2 of 4

Underwriting Information: (see Note 3)

Characteristic	Source Document(s)

Third Most Recent NOI Date	Underwriter’s Summary Reports
Third Most Recent NOI	Underwriter’s Summary Reports
Second Most Recent NOI Date	Underwriter’s Summary Reports
Second Most Recent NOI	Underwriter’s Summary Reports
Most Recent NOI Date	Underwriter’s Summary Reports
Most Recent Description	Underwriter’s Summary Reports
Most Recent Revenue	Underwriter’s Summary Reports
Most Recent Expenses	Underwriter’s Summary Reports
Most Recent NOI	Underwriter’s Summary Reports
Most Recent NCF	Underwriter’s Summary Reports
Underwritten Revenue	Underwriter’s Summary Reports
Underwritten Expenses	Underwriter’s Summary Reports
Underwritten NOI	Underwriter’s Summary Reports
Underwritten Capital Items	Underwriter’s Summary Reports
Underwritten NCF	Underwriter’s Summary Reports

Reserve and Escrow Information:

Characteristic	Source Document(s)

Real Estate Tax Escrow - Initial	Loan Agreements
Real Estate Tax Monthly Escrow	Loan Agreements
Insurance Escrow - Initial	Loan Agreements
Insurance Monthly Escrow	Loan Agreements
Replacement Reserve Escrow - Initial	Loan Agreements
Replacement Reserve Monthly Escrow	Loan Agreements
Immediate Repairs Escrow - Initial	Loan Agreements
Immediate Repairs Monthly Escrow	Loan Agreements
TI/LC Escrow - Initial	Loan Agreements
TI/LC Monthly Escrow	Loan Agreements
Other Escrow 1 Description	Loan Agreements
Other Escrow 1 Initial	Loan Agreements
Other Escrow 1 Monthly	Loan Agreements
Other Escrow 2 Description	Loan Agreements
Other Escrow 2 Initial	Loan Agreements
Other Escrow 2 Monthly	Loan Agreements

Exhibit 2 to Attachment A Page 3 of 4

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Loan Agreements
Origination Date	Loan Agreements
Trust Original Balance	Loan Agreements
Amortization Type	Loan Agreements
Interest Accrual Method	Loan Agreements
First Payment Date	Loan Agreements
Maturity Date	Loan Agreements
Payment Day of Month	Loan Agreements
Payment Grace Period Event of Default	Loan Agreements
Payment Grace Period Event of Late Fee	Loan Agreements
Balloon Grace Period Event of Default	Loan Agreements
Balloon Grace Period Event of Late Fee (see Note 4)	Loan Agreements
Interest Rate	Loan Agreements
Prepay Description	Loan Agreements
Lockbox (see Note 5)	Loan Agreements
Cash Management (see Note 6)	Loan Agreements
Cash Flow Sweep Trigger	Loan Agreements
Single Purpose Entity	Loan Agreements
Independent Director	Loan Agreements
Non-Consolidation Letter	Non-Consolidation Opinions
Sponsors	Loan Agreements
Carve-out Guarantor(s)	Loan Agreements
Loan Purpose	Settlement Statements
Future Additional Debt Permitted (Y/N)	Loan Agreements
Additional Financing In Place	Loan Agreements

Exhibit 2 to Attachment A Page 4 of 4

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Property Type” characteristic, the Depositor instructed us to use the property type that accounts for the majority of the Property’s base rent, as shown in the applicable Source Document(s).

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

4.	For the purpose of comparing the “Balloon Grace Period Event of Late Fee” characteristic, the Depositor instructed us to use the “Payment Grace Period Event of Late Fee” value that is shown on the Preliminary Data File for the “Balloon Grace Period Event of Late Fee” characteristic, as the applicable Source Document(s) did not specify a grace period for the payment due on the “Maturity Date.”

5.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox” characteristic if the applicable Source Document(s) requires the borrower(s) to direct all tenants to remit all payments due under their respective leases directly to a lockbox account controlled by the lender(s).

6.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Provided Characteristics

Characteristic

Property Name
Administrative Fee Rate

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.